Goodwill - Additional Information (Detail) - CNY (¥) ¥ in Thousands			12 Months Ended
	Jul. 30, 2024	Apr. 02, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Proportion of ownership interest in subsidary	100.00%	100.00%
Goodwill			¥ 9,169,031	¥ 9,175,539	¥ 8,911,445
Proportion of ownership interest in subsidiary	100.00%	100.00%
Pre-tax discount rates [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Discount rate used in current estimate of value in use			19.00%	19.00%
Long term growth rate [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Discount rate used in current estimate of value in use			2.00%	2.00%
Puhui [Member]
Disclosure of information for cash-generating units [line items]
Goodwill			¥ 8,911,000
Gem Alliance Limited [member]
Disclosure of information for cash-generating units [line items]
Proportion of ownership interest in subsidary			100.00%
Proportion of ownership interest in subsidiary			100.00%
Jin Yi Tong Limited [Member]
Disclosure of information for cash-generating units [line items]
Proportion of ownership interest in subsidary			100.00%
Proportion of ownership interest in subsidiary			100.00%
Proportion of issue share capital in subsidiary			100.00%